8. Notes Payable (Details) (Sept 2020) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019
Total notes payable	$ 252,127		$ 252,127		$ 170,727	$ 89,000
Less: long-term	(115,327)		(115,327)		(136,565)	(60,000)
Short-term	136,800		136,800		34,162	29,000
Note payable- current maturity	122,800		122,800		34,162	14,000
Note payable- in default	0		0		0	15,000
Note payable- long-term	115,327		115,327		136,565	60,000
Loss on modification of debt	0	$ 0	(18,281)	$ 0	(50,756)	0
WLES LP LLC [Member]
Total notes payable	$ 30,000		$ 30,000		$ 60,000	60,000
Debt stated interest rate	5.00%		5.00%		5.00%
Debt maturity date			Jan. 15, 2022		Jan. 15, 2022
Note payable- long-term	$ 30,000		$ 30,000		$ 60,000	60,000
Loss on modification of debt			18,281		(50,756)
Brian Cox [Member]
Total notes payable	17,486		17,486		21,970	0
Small Business Loan [Member]
Total notes payable	67,841		67,841		74,757	0
Note payable- current maturity					20,162
Emry Capital [Member]
Total notes payable	$ 0		$ 0		$ 14,000	14,000
Debt stated interest rate	4.00%		4.00%		4.00%
Debt maturity date			Apr. 30, 2020		Apr. 30, 2020
Note payable- current maturity	$ 0		$ 0		$ 14,000	$ 14,000
PPP SBA Loan [Member]
Total notes payable	15,600		15,600		0
Note payable- current maturity	15,600		15,600		0
EIDL Loan [Member]
Total notes payable	10,000		10,000		0
Note payable- current maturity	10,000		10,000		$ 0
B2 Digital [Member]
Total notes payable	97,200		97,200				$ 0
Note payable- current maturity	97,200		97,200				0
Emry Capital 1 [Member]
Total notes payable	$ 14,000		$ 14,000				0
Debt stated interest rate	4.00%		4.00%
Debt maturity date			Apr. 30, 2020
Note payable- in default	$ 14,000		$ 14,000				$ 0